SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13.SUBSEQUENT EVENTS

Subsequent to the quarter, the Company received a purchase order from Medtronic plc (“Medtronic”) for $2.6 million to cover the purchase of instruments and cameras that will be used in pre-clinical activities by Medtronic. Medtronic will be evaluating the Company as a potential manufacturing and supply partner for Medtronic’s own RAS technology. The Company anticipates that will deliver on this purchase order during 2022.